Concession Contract Assets - Schedule of Contract Assets (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Balances		R$ 8,526		R$ 6,704	R$ 6,380
Additions		4,940		3,990	3,566
Inflation adjustment		433		524	575
Results of the Periodic Tariff Review		1,676
Amounts received		(799)		(746)	(608)
Disposals					(3)
Others additions					5
Transfers to financial assets		(782)		(364)	(762)
Transfers to intangible assets		(2,516)		(1,590)	(2,448)
Impairment		(11)		(8)	(1)
Balances		11,467		8,526	6,704
Transmission Segment [Member]
IfrsStatementLineItems [Line Items]
Balances		4,757		4,737	4,358
Additions		425	[1]	242	407
Inflation adjustment		433		524	575
Results of the Periodic Tariff Review	[2]	1,676
Amounts received		(799)		(746)	(608)
Disposals
Others additions					5
Transfers to financial assets
Transfers to intangible assets
Impairment						[3]
Balances		6,492		4,757	4,737
Distribution Segment [Member]
IfrsStatementLineItems [Line Items]
Balances		3,431		1,850	1,927
Additions		4,167		3,478	3,098
Inflation adjustment
Results of the Periodic Tariff Review
Amounts received
Disposals
Others additions
Transfers to financial assets		(731)		(364)	(762)
Transfers to intangible assets		(2,435)		(1,541)	(2,412)
Impairment		(11)		(8)	(1)
Balances		4,421		3,431	1,850
Gas And Power Segment [Member]
IfrsStatementLineItems [Line Items]
Balances		338		117	95
Additions		348		270	61
Inflation adjustment
Results of the Periodic Tariff Review
Amounts received
Disposals					(3)
Others additions
Transfers to financial assets		(51)
Transfers to intangible assets		(81)		(49)	(36)
Impairment
Balances		R$ 554		R$ 338	R$ 117

[1]	The higher volume of additions in the distribution segment reflects greater investments made, in line with the investment program of Cemig D.
[2]	In Note 27d, this amount is presented net of PIS/Pasep and Cofins taxes.
[3]	This refers to posting or reversal of provisions made for losses in relation to contractual assets in progress (canceled works).